TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 342	SFr 549	SFr 662
Weighted-average life, in years	6 years 4 months 24 days	5 years 6 months	6 years 7 months 6 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.40%	2.50%	3.60%
Expected credit losses (rate per annum), in % (as a percent)	1.90%	1.30%	1.80%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	20.90%	8.30%	9.80%
Expected credit losses (rate per annum), in % (as a percent)	8.60%	1.90%	3.10%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 305	SFr 455	SFr 640
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	37	94	22
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,692	SFr 3,171	SFr 3,613
Weighted-average life, in years	3 years 9 months 18 days	5 years 6 months	7 years 9 months 18 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	1.00%	2.00%	5.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.20%	1.50%	3.00%
Expected credit losses (rate per annum), in % (as a percent)	1.60%	1.50%	2.30%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	47.00%	37.30%	13.50%
Cash flow discount rate (rate per annum), in % (as a percent)	40.80%	15.70%	13.60%
Expected credit losses (rate per annum), in % (as a percent)	22.90%	7.60%	7.20%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,398	SFr 2,978	SFr 3,509
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 294	193	103
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 342	SFr 549	SFr 662
Weighted-average life, in years	6 years 4 months 24 days	5 years 6 months	6 years 7 months 6 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.40%	2.50%	3.60%
Expected credit losses (rate per annum), in % (as a percent)	1.90%	1.30%	1.80%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	20.90%	8.30%	9.80%
Expected credit losses (rate per annum), in % (as a percent)	8.60%	1.90%	3.10%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 305	SFr 455	SFr 640
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	37	94	22
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,692	SFr 3,171	SFr 3,613
Weighted-average life, in years	3 years 9 months 18 days	5 years 6 months	7 years 9 months 18 days
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	1.00%	2.00%	5.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.20%	1.50%	3.00%
Expected credit losses (rate per annum), in % (as a percent)	1.60%	1.50%	2.30%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	47.00%	37.30%	13.50%
Cash flow discount rate (rate per annum), in % (as a percent)	40.80%	15.70%	13.60%
Expected credit losses (rate per annum), in % (as a percent)	22.90%	7.60%	7.20%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,398	SFr 2,978	SFr 3,509
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 294	SFr 193	SFr 103